FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	Sept. 30, 2000

Check here if Amendment { }; 	Amendment Number:
This Amendment (Check only one.): 	{ }	is a restatement.
						{ } 	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		 Prudential Portfolio Managers, Ltd.
Address:	 Laurence Pountney Hill
	       	 London, England  EC4R 0HH


13F File Number: 	28-3588

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manger:

Name: 	Drew Ahrens
Title: 	Vice President, Compliance Manager
Phone: 	312-634-2607
Signature, Place, and Date of Signing:

Drew Ahrens		Chicago, IL 		Nov. 13, 2000

Report Type (Check only one.):

{ } 	13F HOLDINGS REPORT.

{X} 	13F NOTICE.

{ } 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

PPM America, Inc.     28-3586
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.